CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 73,824	$ 89,569	$ 158,381
Cost of revenues	(51,990)	(61,264)	(93,463)
Gross profit	21,834	28,305	64,918
Research and development expenses	(13,697)	(26,359)	(15,108)
Sales and marketing expenses	(13,620)	(29,261)	(24,367)
General and administrative expenses	(28,551)	(43,221)	(20,224)
Other income/(expense), net	(11,876)	7,554	290
Income/(loss) from operations	(45,910)	(62,982)	5,509
Interest income	14	37	193
Interest expenses	(188)	(285)	(438)
Income/(loss) before income tax	(46,084)	(63,230)	5,264
Income tax expenses	(244)	(185)	(57)
Share of profit in equity method investments, net of tax	287
Net income/(loss)	(46,041)	(63,415)	5,207
Accretion of Series A Preferred Shares		(1,293)	(2,540)
Income allocation to participating preferred shareholders			(296)
Net income/(loss) attributable to ordinary shareholders of the Company	(46,041)	(64,708)	2,371
Net income/(loss)	(46,041)	(63,415)	5,207
Foreign currency translation adjustment	(17)	(1,135)	32
Total comprehensive income/(loss)	$ (46,058)	$ (64,550)	$ 5,239
Net income/(loss) per share attributable to ordinary shareholders of the Company
Basic and diluted	$ (0.16)	$ (0.25)	$ 0.01
Weighted average number of ordinary shares used in computing net income/(loss) per share
Basic and diluted	285,979,036	259,852,204	232,178,037
Revenues from Services
Revenues	$ 37,798	$ 46,150	$ 91,110
Sale of Products
Revenues	36,026	43,419	67,271
Cost of Services
Cost of revenues	(21,556)	(26,392)	(35,594)
Cost of Products Sold
Cost of revenues	$ (30,434)	$ (34,872)	$ (57,869)